Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Registrant Name	CATTHIS HOLDINGS CORP
Entity Central Index Key	0001911500
Entity Tax Identification Number	61-1990019
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	A-9-3, Northpoint Office
Entity Address, Address Line Two	Mid Valley City
Entity Address, Address Line Three	Lingkaran Syed Putra
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	603
Local Phone Number	97756029
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false